Note 2 - Related-Party Transactions (Details) - Related party transactions (USD $)	Apr. 30, 2013		Jan. 31, 2013		Jan. 31, 2012
Note 2 - Related-Party Transactions (Details) - Related party transactions [Line Items]
Due to	$ 1,376,457		$ 1,308,982		$ 905,562
Note payable to	369,523		334,128		236,820
Company Owned by Officer [Member]
Note 2 - Related-Party Transactions (Details) - Related party transactions [Line Items]
Due to	279,684	[1]	269,097	[1]	190,608	[1]
Director [Member]
Note 2 - Related-Party Transactions (Details) - Related party transactions [Line Items]
Due to	916,488	[2]	894,377	[2],[3]	658,950	[3]
Note payable to	168,555	[4]	136,532	[4]	55,129	[4]
Company Controlled By Major Shareholder [Member]
Note 2 - Related-Party Transactions (Details) - Related party transactions [Line Items]
Due to	129,340	[1]	94,588	[1]	51,957	[1]
Majority Shareholder [Member]
Note 2 - Related-Party Transactions (Details) - Related party transactions [Line Items]
Due to	50,945	[1]	50,920	[1]		[1]
Note payable to	121,129	[4]	118,797	[4]	53,115	[4]
Chief Financial Officer [Member]
Note 2 - Related-Party Transactions (Details) - Related party transactions [Line Items]
Note payable to	9,390	[4]	9,210	[4]	8,502	[4]
Company Controlled by Directors [Member]
Note 2 - Related-Party Transactions (Details) - Related party transactions [Line Items]
Note payable to	$ 70,449	[4]	$ 69,589	[4]	$ 63,910	[4]

[1]	Amounts are unsecured, are due on demand and bear no interest.
[2]	Amount is unsecured, due on demand, and bears simple interest at 10% per annum.
[3]	The note payable was due on demand, unsecured and bore interest at 6% per annum. The principle of $50,000 and accumulated interest of $6,553 were paid in full on March 13, 2012.
[4]	The notes payable to related parties are due on demand, unsecured and bear interest at 8% per annum.